Basic and Diluted Net Loss Per Share (Details) - Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share - shares	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	34,460,924	12,191,086	34,799,299	8,078,837
Common stock warrants [Member]
Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	23,024,556	89,313	23,024,556	43,135
Convertible Notes [Member]
Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potential common shares excluded from diluted net loss per share				1,912,493
Preferred stock warrants [Member]
Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potential common shares excluded from diluted net loss per share		2,386,879		1,152,790
Stock options and RSUs Issued and Outstanding [Member]
Schedule of Potential Common Shares Excluded from Diluted Net Loss Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	11,436,369	9,714,894	11,774,743	4,970,419